Share-Based Compensation - Schedule of Stock Option Activity (Details)	6 Months Ended
Jan. 31, 2026 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Number of Options, Outstanding Beginning | shares
Weighted-average Exercise Price, Outstanding Beginning | $ / shares
Number of Options, Granted | shares	2,000,000
Weighted-average Exercise Price, Granted | $ / shares	$ 1.75
Number of Options, Exercised | shares
Weighted-average Exercise Price, Exercised | $ / shares
Number of Options, Forfeited | shares
Weighted-average Exercise Price, Forfeited | $ / shares
Number of Options, Outstanding Ending | shares	2,000,000
Weighted-average Exercise Price, Outstanding Ending | $ / shares	$ 1.75